notes to consolidated financial statements (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
TELUS Communications Inc.
Consolidation
Percent ownership	100.00%
TELUS International (Cda) Inc.
Consolidation
Percent ownership	56.10%	55.10%